NOTE 11 - EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 11 - EQUITY TRANSACTIONS

Recapitalization

On December 15, 2016, the Company’s stockholders approved the Board of Directors’ recommendation to increase the number of authorized shares of common stock from 395,000,000 to 500,000,000 shares in order to provide the Company with sufficient authorized shares to accomplish its objectives. The Company filed an amendment to modify its Articles of Incorporation with the State of Nevada on January 4, 2017, which was approved by the Secretary of State on January 24, 2017.

The Company’s amended Articles of Incorporation include a class of preferred stock, par value $0.00001, with authorized shares of 50,000,000. To date, no shares of preferred stock have been issued. The rights and preferences of the authorized preferred shares will be determined by the Company’s Board of Directors.

Common Stock Issuances

During January 2016, the Company issued 500,000 restricted shares of common stock to a consultant. The fair value of the shares on the date of grant was $48,000, or $0.096 per share. The Company recorded compensation expense of $48,000 in connection with the issuance of the shares.

During May 2017, the Company issued 250,000 restricted shares of common stock to a consultant. The fair value of the shares on the date of the grant was $17,500, or $0.07 per share. The Company recorded compensation expense of $17,500 in connection with the issuance of the shares.

During the year ended December 31, 2017, the Company granted three of its executives and officers a total of 2,300,000 restricted shares of common stock upon their appointment to their positions. The aggregate value of the shares on their dates of grant was $228,000, with values ranging from $0.06 to $0.15 per share. The Company recorded compensation expense of $228,000 in connection with the issuance of the shares.

During the year ended December 31, 2017, the Company issued and sold 11,833,334 restricted shares of common stock for net proceeds of $675,000 and an average price of $0.06 per share as part of a private offering to accredited investors, which included the Company’s Chairman and Interim CEO, its current CEO, Executive Vice President, Administration and Operations, Executive Vice President, Chief Commercial Officer and an independent director.

Common Stock Options and Awards

The Company recognizes stock-based compensation expense for grants of stock option awards, stock awards, restricted stock units and restricted stock under the Company’s Incentive Plan to employees and nonemployee members of the Company’s Board of Directors. In addition, the Company grants stock options to nonemployee consultants from time to time in consideration for services performed for the Company.

The Company’s 2016 Equity Incentive Award Plan (the “2016 Plan”) was approved on December 15, 2016 by the stockholders to replace the Company’s 2008 Equity Incentive Plan, 2009 Incentive Stock Plan, 2012 Equity Incentive Award Plan, and the 2014 Equity Incentive Plan (collectively, the “Prior Plans”). Options and awards previously granted under the Prior Plans that have not yet expired by their terms will remain outstanding until their expiration dates. Following adoption of the 2016 Plan, the Company no longer made any grants or awards under the Prior Plans. The 2016 Plan reserves a total of 10,000,000 shares of common stock for awards. Awards under the 2016 Plan expire 10 years from the date of grant. Under the 2016 Plan, as of December 31, 2017, the Company had granted options, net of forfeitures, for the purchase of a total of 6,400,000 shares, had awarded 2,300,000 fully vested restricted shares, and an additional 1,300,000 shares to vest upon achievement of certain performance milestones. No shares are available for future grants or awards under the 2016 Plan.

The Company estimates the fair value of each stock option award by using the Black-Scholes option-pricing model, which model requires the use of exercise behavior data and the use of a number of assumptions including volatility of the Company’s stock price, the weighted average risk-free interest rate, and the expected life of the options. Because the Company does not pay dividends, the dividend rate variable used in the Black-Scholes option-pricing model is zero. Under the provisions of ASU 2016-09, the Company has elected to recognize forfeitures as they occur to determine the amount of compensation cost to be recognized in each period. For the year ended December 31, 2017 and 2016, the Company recorded stock-based compensation of $565,651 $ and $0, respectively, of which $89,064 related to the modification of vesting relating to 750,000 options issued in 2014 to Mr. Esposito. As of December 31, 2017, the Company had outstanding unvested options for a total of 325,000 shares with related unrecognized expense of approximately $19,760 and weighted average remaining life of 7.59 years. The Company will recognize this expense over the service period or when the achievement of the required milestones becomes probable.

During 2017, the Company estimated the fair value of the stock options at the date of each grant based on the following weighted average assumptions:

Risk-free interest rate	1.36% to 1.99%
Expected life	5 years
Expected volatility	98.38% to 101.86%
Dividend yield	0.00%

The following is a summary of the status of the Company’s outstanding options as of December 31, 2017 and changes during the year then ended:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

As of December 31, 2016	20,715,000	$0.143	2.08	$261,220
Granted	6,900,000	0.097
Forfeited	(7,550,000)	0.202
Surrendered	(1,977,500)	0.128
As of December 31, 2017	18,087,500	0.102	3.72	-
Exercisable	17,762,500	0.103	3.79	-

No shares are expected to vest within the next 60 days. In December 2017, former and current directors, officers, employees and consultants voluntarily surrendered 1,977,500 shares in an effort to reduce the number of shares reserved resulting in an increase in shares available to be used for additional financing efforts. As of December 31, 2017, the aggregate intrinsic value of the outstanding vested options was $0. No shares were exercised in 2017.

A summary of unvested stock option activity for the year ended December 31, 2017 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value

Non-vested balance as of December 31, 2016	1,075,000	$0.11
Awarded	1,000,000	0.08
Vested	(250,000)	0.06
Forfeited	(500,000)	0.10
Surrendered	(1,000,000)	0.1095
Non-vested balance as of December 31, 2017	325,000	0.08

Warrants

During October 2016, the Company issued warrants to purchase up to $1,000,000 in common stock with the number of shares determined based on a 20-day average stock price prior to the date of exercise with the exercise prices discounted 40%. The warrants were exercisable between January 31, 2017 and January 30, 2018. The warrants expired on January 30, 2018.

During May 2017, the Company issued a warrant to purchase up to 750,000 shares of common stock at an exercise price of $0.10 per share to a third-party consultant. The warrant will vest when certain milestones are achieved and will expire three years from the date of issuance.

During October 2017, the Company issued a warrant to purchase up to 1,000,000 shares of common stock at an exercise price of $0.10 per share to a supplier. The warrant immediately vested and will expire five years from the date of issuance. The Company recorded expense of $33,960 resulting from the issuance of this warrant.